DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of debt
The movement in the debt portion of the Notes during the years ended December 31, 2018 and 2017 are comprised of the following:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	236,358	223,211
Accretion of discount	14,371	13,147
Interest accrued in period	7,619	7,619
Interest paid	(7,619)	(7,619)
Balance, end of year	250,729	236,358
Accrued interest outstanding (note 12)	(3,178)	(3,178)
Non-current portion of Notes outstanding	247,551	233,180